Document and Entity Information	12 Months Ended
Mar. 29, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Nov 30, 2011
Registrant Name	FAIRHOLME FUNDS INC
Central Index Key	0001096344
Amendment Flag	false
Document Creation Date	Sep 26, 2012
Document Effective Date	Sep 26, 2012
Prospectus Date	Mar 29, 2012

FAIRHOLME FUNDS, INC.

The Fairholme Focused Income Fund

Supplement dated September 26, 2012
to the Prospectus dated March 29, 2012

The following replaces in its entirety the description of The Income Fund on the cover page of the Prospectus:

THE FAIRHOLME FOCUSED INCOME FUND (FOCIX)
Seeking current income

The following replaces the first sentence under "Investment Objective" in the summary section of the Prospectus for The Income Fund:

The Income Fund seeks current income.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FAIRHOLME FUNDS INC
Prospectus Date	rr_ProspectusDate	Mar 29, 2012
Supplement [Text Block]	ffi_SupplementTextBlock
FAIRHOLME FUNDS, INC.

The Fairholme Focused Income Fund

Supplement dated September 26, 2012
to the Prospectus dated March 29, 2012

The following replaces in its entirety the description of The Income Fund on the cover page of the Prospectus:

THE FAIRHOLME FOCUSED INCOME FUND (FOCIX)
Seeking current income

The following replaces the first sentence under "Investment Objective" in the summary section of the Prospectus for The Income Fund:

The Income Fund seeks current income.

The Fairholme Focused Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ffi_SupplementTextBlock
FAIRHOLME FUNDS, INC.

The Fairholme Focused Income Fund

Supplement dated September 26, 2012
to the Prospectus dated March 29, 2012

The following replaces in its entirety the description of The Income Fund on the cover page of the Prospectus:

THE FAIRHOLME FOCUSED INCOME FUND (FOCIX)
Seeking current income

The following replaces the first sentence under "Investment Objective" in the summary section of the Prospectus for The Income Fund:

The Income Fund seeks current income.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Income Fund seeks current income.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FAIRHOLME FUNDS INC
Prospectus Date	rr_ProspectusDate	Mar 29, 2012
Document Creation Date	dei_DocumentCreationDate	Sep 26, 2012